INCOME TAXES - Schedule of Deferred Assets / (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets
Offset by deferred income tax liabilities	$ (66,584)	$ (58,395)
Net deferred tax asset	0	14,459
Deferred income tax liabilities
Deferred tax liabilities	0	(8,020)
Deferred income tax liabilities used to offset deferred tax asset	66,584	58,395
Net deferred income tax assets / (liabilities)	0	(8,020)	$ (19,853)
Unused losses
Deferred income tax assets
Deferred tax assets	48,086	26,054
Financing costs
Deferred income tax assets
Deferred tax assets	663	422
Asset retirement obligation
Deferred income tax assets
Deferred tax assets	11,952	17,269
Other
Deferred income tax assets
Deferred tax assets	5,883	29,109
Deferred income tax liabilities
Deferred tax liabilities	(20,280)	(21,873)
Inventory
Deferred income tax liabilities
Deferred tax liabilities	(217)	(983)
Capital assets
Deferred income tax liabilities
Deferred tax liabilities	(46,087)	(43,559)
Gross
Deferred income tax assets
Deferred tax assets	66,584	72,854
Deferred income tax liabilities
Deferred tax liabilities	$ (66,584)	$ (66,415)